Malo Holdings Corporation Merger (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Cash	$ 4,000	$ 4,000
Payables and accruals	56,000	56,000
Closing amount	50,000	50,000
Transaction costs	$ 800,000	$ 753,000